UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 35.0%
Commercial Banks - 13.6%
BOC Hong Kong Holdings Ltd.	158,500	$490,921
China Construction Bank Corp.-Class H	520,600	404,677
Chinatrust Financial Holding Co., Ltd.	845,220	535,770
Hang Seng Bank Ltd.	30,700	420,417
HSBC Holdings PLC	159,600	1,443,160
Industrial & Commercial Bank of China-Class H	1,059,020	702,290
Standard Chartered PLC	24,581	602,568

		4,599,803

Diversified Financial Services - 3.1%
Fubon Financial Holding Co., Ltd.	389,279	402,738
Hong Kong Exchanges and Clearing Ltd.	40,300	640,375

		1,043,113

Insurance - 7.3%
AIA Group Ltd.	471,400	1,671,246
Cathay Financial Holding Co., Ltd.	153,063	160,913
Ping An Insurance Group Co.-Class H	75,000	622,970

		2,455,129

Real Estate Management & Development - 11.0%
Cheung Kong Holdings Ltd.	58,000	768,540
China Overseas Land & Investment Ltd.	164,000	354,828
Hang Lung Properties Ltd.	258,000	950,196
Sun Hung Kai Properties Ltd.	98,000	1,175,088
Wharf Holdings Ltd.	82,000	486,290

		3,734,942

		11,832,987

Consumer Discretionary - 17.4%
Distributors - 1.9%
Li & Fung Ltd.	304,000	648,263

Hotels, Restaurants & Leisure - 4.7%
Ajisen China Holdings Ltd. (a)	496,000	551,858
Sands China Ltd. (b)	262,000	1,029,168

		1,581,026

Media - 2.9%
Focus Media Holding Ltd. (ADR) (a)	40,880	976,623

Multiline Retail - 1.1%
Golden Eagle Retail Group Ltd.	135,000	354,985

Specialty Retail - 5.8%
Belle International Holdings Ltd.	473,000	924,148
L’Occitane International SA	276,500	735,557
Zhongsheng Group Holdings Ltd. (a)	162,500	321,000

		1,980,705

Textiles, Apparel & Luxury Goods - 1.0%
Trinity Ltd.	422,000	351,939

		5,893,541

Company	Shares	U.S. $ Value
Information Technology - 17.2%
Communications Equipment - 0.5%
Wistron NeWeb Corp.	91,645	$170,554

Computers & Peripherals - 0.5%
Wistron Corp.	116,000	173,054

Electronic Equipment, Instruments & Components - 0.6%
Hon Hai Precision Industry Co., Ltd.	68,000	213,804

Internet Software & Services - 6.5%
Baidu, Inc./China (Sponsored ADR) (b)	6,920	918,284
Tencent Holdings Ltd.	41,400	1,296,212

		2,214,496

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Semiconductor Engineering, Inc.	170,000	170,951
Taiwan Semiconductor Manufacturing Co., Ltd.	900,714	2,662,183

		2,833,134

Software - 0.7%
International Games System Co., Ltd.	48,000	225,190

		5,830,232

Energy - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
China Shenhua Energy Co., Ltd.-Class H (b)	120,000	529,926
CNOOC Ltd.	843,000	1,781,385
PetroChina Co., Ltd.-Class H	244,000	364,593
Yanzhou Coal Mining Co., Ltd.-Class H (b)	160,000	335,112

		3,011,016

Industrials - 8.2%
Construction & Engineering - 0.5%
China Communications Construction Co., Ltd. (b)	179,000	178,356

Industrial Conglomerates - 5.4%
Hutchison Whampoa Ltd.	69,000	661,466
Keppel Corp., Ltd.	131,000	1,165,209

		1,826,675

Machinery - 1.4%
Hiwin Technologies Corp.	17,000	159,799
Zoomlion Heavy Industry Science and Technology Co., Ltd. (a)	214,800	318,682

		478,481

Marine - 0.9%
China Shipping Development Co., Ltd.-Class H (b)	182,000	117,594
SITC International Holdings Co., Ltd. (b)	549,000	165,434

		283,028

		2,766,540

Company	Shares	U.S. $ Value
Materials - 5.0%
Chemicals - 1.3%
Formosa Plastics Corp.	151,000	$427,089

Construction Materials - 1.0%
BBMG Corp.	191,500	164,477
China Resources Cement Holdings Ltd.	216,000	170,857

		335,334

Metals & Mining - 2.7%
China Metal Recycling Holdings Ltd. (a)	154,200	175,967
China Steel Corp.	399,800	396,913
Jiangxi Copper Co., Ltd.-Class H	81,000	195,004
Mongolian Mining Corp. (b)	204,500	164,293

		932,177

		1,694,600

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
China Unicom Hong Kong Ltd.	438,000	767,162
Chunghwa Telecom Co., Ltd.	105,000	328,316

		1,095,478

Consumer Staples - 2.2%
Food & Staples Retailing - 1.0%
Olam International Ltd.	186,000	339,394

Food Products - 1.2%
China Mengniu Dairy Co., Ltd.	134,000	413,392

		752,786

Health Care - 1.1%
Pharmaceuticals - 1.1%
China Shineway Pharmaceutical Group Ltd.	118,000	184,187
Sihuan Pharmaceutical Holdings Group Ltd. (a)	492,000	186,191

		370,378

Total Common Stocks (cost $28,106,312)		33,247,558

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (cost $477,277)	477,277	477,277

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $28,583,589)		33,724,835

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 5.0%
Investment Companies - 5.0%
AllianceBernstein Exchange Reserves-Class I, 0.21% (c) (cost $1,699,355)	1,699,355	$1,699,355

Total Investments – 104.6% (cost $30,282,944) (d)		35,424,190
Other assets less liabilities - (4.6)%		(1,553,367)

Net Assets – 100.0%		$33,870,823

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,982,706 and gross unrealized depreciation of investments was $(1,841,460), resulting in net unrealized appreciation of $5,141,246.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

37.8%	China
29.7%	Hong Kong
17.9%	Taiwan
6.1%	United Kingdom
4.4%	Singapore
2.2%	Luxembourg
0.5%	Mongolia
1.4%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AllianceBernstein Greater China ‘97

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities	Level 1			Level 2		Level 3			Total
Common Stocks:
Financials	$	– 0	–	$11,832,987		$	– 0	–	$11,832,987
Consumer Discretionary		976,623		4,916,918			– 0	–	5,893,541
Information Technology		918,284		4,911,948			– 0	–	5,830,232
Energy		– 0	–	3,011,016			– 0	–	3,011,016
Industrials		– 0	–	2,766,540			– 0	–	2,766,540
Materials		– 0	–	1,694,600			– 0	–	1,694,600
Telecommunication Services		– 0	–	1,095,478			– 0	–	1,095,478
Consumer Staples		– 0	–	752,786			– 0	–	752,786
Health Care		– 0	–	370,378			– 0	–	370,378
Short-Term Investments		477,277		– 0	–		– 0	–	477,277
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,699,355		– 0	–		– 0	–	1,699,355

Total Investments in Securities		4,071,539		31,352,651	†		– 0	–	35,424,190
Other Financial Instruments*:		– 0	–	– 0	–		– 0	–	– 0	–

Total		$4,071,539		$31,352,651		$	– 0	–	$35,424,190

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2012